Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Operating expenses
Selling and administrative expenses	$ 14,394	$ 3,522	$ 4,526	$ 28,787
Research and development expenses	91,812	8,468	5,865	73,694
Total operating expenses	106,206	11,990	10,391	102,481
Loss from operations	(106,206)	(11,990)	(10,391)	(102,481)
Other income (expense)
Other expense	(19,132)	126		(20,866)
Interest income (expense)	127	(1)		(703)
Loss before income taxes	(125,211)	(11,865)	(10,391)	(124,050)
Income tax expense				0
Net loss	$ (125,211)	$ (11,865)	$ (10,391)	$ (124,050)
Loss per share attributable to common shareholders
Basic & Diluted (in dollars per share)	$ (0.72)	$ (0.16)	$ (0.15)	$ (1.28)
Weighted average number of common shares outstanding
Basic & Diluted (in shares)	174,325	71,911	68,279	96,716